LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS, NET
Schedule of components of long-term investments

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Equity method investments
Anpac Beijing Health Management Co., Ltd (“Anpac Beijing”).	802	789	121
Shanghai Moxu Bio-medical Science Co., Ltd.(“Moxu”)	94	94	14
Equity securities without readily determinable fair values
Jiangsu Anpac Health Management Co., Ltd. (“Jiangsu Anpac”)	2,750	2,750	421
Less:
Impairment	(1,320)	(2,750)	(421)
Total	2,326	883	135